Earnings Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share
Earnings Per Share

NOTE 2. EARNINGS PER SHARE

A reconciliation of the numerators and denominators of basic earnings per share and diluted earnings per share for income from continuing operations for the years ended December 31, 2012, 2011 and 2010, are shown in the table below:

Year Ended December 31,	2012	2011	2010
Numerators
Numerator for basic earnings per share:
Income from continuing operations	$7,539	$4,184	$19,400
Income attributable to noncontrolling interest	(275)	(240)	(315)
Income from continuing operations attributable to AT&T	7,264	3,944	19,085
Dilutive potential common shares:
Other share-based payment	12	11	11
Numerator for diluted earnings per share	$7,276	$3,955	$19,096
Denominators (000,000)
Denominator for basic earnings per share:
Weighted-average number of common shares outstanding	5,801	5,928	5,913
Dilutive potential common shares:
Stock options	3	4	3
Other share-based payment (in shares)	17	18	22
Denominator for diluted earnings per share	5,821	5,950	5,938
Basic earnings per share from continuing operations attributable to AT&T	$1.25	$0.66	$3.23
Basic earnings per share from discontinued operations attributable to AT&T	-	-	0.13
Basic earnings per share attributable to AT&T	$1.25	$0.66	$3.36
Diluted earnings per share from continuing operations attributable to AT&T	$1.25	$0.66	$3.22
Diluted earnings per share from discontinued operations attributable to AT&T	-	-	0.13
Diluted earnings per share attributable to AT&T	$1.25	$0.66	$3.35

At December 31, 2012, 2011 and 2010, we had issued and outstanding options to purchase approximately 17 million, 66 million, and 130 million shares of AT&T common stock. The exercise prices of 3 million, 40 million, and 100 million shares in 2012, 2011, and 2010 were above the average market price of AT&T stock for the respective periods. Accordingly, we did not include these amounts in determining the dilutive potential common shares. At December 31, 2012, the exercise prices of 14 million vested stock options were below market price.